Non-Controlling Interests	12 Months Ended
Mar. 31, 2025
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
21.NON-CONTROLLING INTERESTS
Tables below summarize the financial information and continuity of the Company's material non-controlling interests:

As at March 31, 2025	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings
Non-controlling interests percentage	22.5%	20.0%	30.0%	25.0%
Current assets	$122,455	$9,020	$501	$27,485
Non-current assets	363,760	9,486	9,123	209,266
Current liabilities	(56,799)	(2,826)	(246)	(4,320)
Non-current liabilities	(58,949)	(1,339)	(36,835)	—
Net Assets (deficit)	$370,467	$14,341	$(27,457)	$232,431

Revenue	$256,020	$43,645	$—	$—
Net income (loss) and comprehensive income (loss)	85,842	9,485	(559)	(381)
Cash flows provided by (used in) operating activities	127,921	10,891	(302)	(2,720)
Cash flows (used in) provided by investing activities	(43,900)	2,908	—	(8,960.31)
Cash flows used in financing activities	(33,004)	(3,378)	—	(13,280.84)

Non-controlling interest continuity	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings
As at April 1, 2023	$85,282	$3,510	$2,640	$—
Share of net income (loss)	12,846	673	(151)	—
Share of other comprehensive loss	(3,063)	(55)	(96)	—
Distribution	(10,088)	(950)	—	—
As at March 31, 2024	$84,977	$3,178	$2,393	$—
Acquisition	—	—	—	23,204
Share of net income (loss)	18,967	1,851	(149)	(95)
Share of other comprehensive income	122	45	(19)	—
Adjustment to NCI	—	—	—	8,424
Distribution	(10,128)	(921)	—	—
As at March 31, 2025	$93,938	$4,153	$2,225	$31,533
During the year ended March 31, 2024, Henan Non-ferrous transferred 12.25% equity interest of Henan Found to Henan First Geological Brigade Ltd. (“First Geological Brigade”), a company who has the same ultimate parent company as Henan Non-ferrous. As at March 31, 2025 Henan Non-ferrous is the 5.25% equity holder of Henan Found and First Geological Brigade is the 12.25% equity holder of Henan Found.
Salazar Resources Ltd. ("Salazar") is 25% owner of the common share of Salazar Holding Limited ("Salazar Holding"), who owns 100% interest in the El Domo Project. Pursuant to the shareholders’ agreement with Salazar, the Company has priority repayment of its investment in the El Domo according to an agreed distribution formula. Based on this formula, the percentage share of non-controlling interest will change as a function of advances made by the Company and the earnings or loss recorded by Salazar Holdings and its subsidiaries over time. After the Company has received priority repayment of its investment, the non-controlling interest will revert to 25%. As at March 31, 2025, the effective percentage of the non-controlling interest in Salazar Holding is 13.6%.